Restructuring (Tables)	12 Months Ended
Apr. 30, 2015
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total restructuring charge	$102.7	$64.0	$45.5	$42.2	$9.4	$263.8

Balance at May 1, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7
Charge to expense	2.7	2.6	7.2	7.2	1.1	20.8
Cash payments	—	(8.4)	(7.2)	(7.2)	(1.1)	(23.9)
Noncash utilization	(2.7)	(0.2)	—	—	—	(2.9)

Balance at April 30, 2014	$—	$1.7	$—	$—	$—	$1.7
Charge to expense	0.1	0.5	5.3	8.4	1.1	15.4
Cash payments	—	(1.7)	(5.3)	(8.4)	(1.1)	(16.5)
Noncash utilization	(0.1)	—	—	—	—	(0.1)

Balance at April 30, 2015	$—	$0.5	$—	$—	$—	$0.5